Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating activities
Net loss	$ (180,419,837)	$ (9,166,323)	$ (280,850,619)	$ (191,144,342)
Items related to investment activities
Depreciation and amortization	153,382,040	7,792,655	156,704,513	150,439,491
Amortization of intangible assets	2,643,326	134,296
(Reversal) Impairment of wells, pipelines, properties, plant and equipment	(21,418,997)	(1,088,203)	151,444,560	(331,314,343)
Unsuccessful wells	15,443,086	784,594	6,164,624	29,106,084
Exploration costs	(2,171,218)	(110,310)	(1,447,761)	(2,022,826)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	16,885,264	857,865	17,063,671	3,771,287
Disposal of held-for-sale current non-financial assets			2,808,360
Loss in sale of fixed assets				27,882,480
Net loss on available-for-sale financial assets			3,523,748
Decrease on available-for-sale financial assets			1,360,205
(Gain) on sale of share in joint ventures and associates	(701,171)	(35,623)	(3,139,103)	(15,211,039)
Impairment of goodwill				4,007,018
Effects of net present value of reserve for well abandonment	(6,953,200)	(353,261)	7,774,000	11,968,966
Profit sharing in joint ventures and associates	(1,527,012)	(77,581)	(360,440)	(2,135,845)
Dividends			(180,675)	(293,397)
Items related to financing activities
Unrealized foreign exchange (income) loss	(19,762,208)	(1,004,029)	(16,685,439)	243,182,764
Interest expense	120,727,022	6,133,599	117,644,548	98,844,464
Interest income	(9,520,962)	(483,717)
Adjustments to reconcile profit (loss)	66,606,133	3,383,962	161,824,192	27,080,762
Funds used in operating activities
Profit sharing duty and income tax	446,612,429	22,690,377	375,258,833	311,015,217
Taxes and duties paid	(443,785,240)	(22,546,741)	(372,240,560)	(303,593,175)
Derivative financial instruments	5,880,442	298,759	(38,377,961)	310,905
Accounts receivable	(286,509)	(14,556)	(27,124,228)	(55,104,439)
Long-term accounts receivable			114,693	(3,277,724)
Intangible assets			(5,166,184)	(19,745,821)
Inventories	(18,163,638)	(922,813)	(17,966,870)	(1,358,878)
Other assets	(530,711)	(26,963)	(1,972,532)	(2,104,985)
Accounts payable and accrued expenses	1,706,268	86,688	4,544,794	3,097,660
Suppliers	9,887,334	502,331	(11,694,162)	(15,664,703)
Provisions for sundry creditors	(5,950,348)	(302,311)	(7,266,629)	15,585,374
Employee benefits	53,604,884	2,723,424	50,065,396	47,293,069
Other taxes and duties	26,205,546	1,331,386	(46,601,312)	(45,431,344)
Cash flows (used in) from operating activities	141,786,590	7,203,544	63,397,470	(41,898,082)
Investing activities
Long-term receivables from the Mexican Government	2,364,053	120,107
Resources from the sale of available-for-sale financial assets			8,026,836
Interest received for long-term receivable from the Mexican Government	187,615	9,532
Other notes receivable	1,246,763	63,342
Proceeds from the sale of associates	4,078,344	207,202	3,141,710	22,684,736
Proceeds from the sale of fixed assets				560,665
Business acquisition				(4,329,769)
Acquisition of wells, pipelines, properties, plant and equipment	(94,003,596)	(4,775,902)	(91,859,465)	(151,408,481)
Intangible assets	(14,957,093)	(759,903)
Cash flows used in investing activities	(101,083,914)	(5,135,622)	(80,690,919)	(132,492,849)
Excess cash to apply in financing activities	40,702,676	2,067,922	(17,293,449)	(174,390,931)
Financing activities
Increase in equity due to Certificates of Contribution "A"				73,500,000
Loans obtained from financial institutions	899,769,012	45,713,234	704,715,468	841,991,767
Debt payments, principal only	(841,033,392)	(42,729,140)	(642,059,819)	(614,987,329)
Interest paid	(115,289,389)	(5,857,338)	(108,910,417)	(88,754,141)
Cash flows provided by financing activities:	(56,553,769)	(2,873,244)	(46,254,768)	211,750,297
Net (decrease) increase in cash and cash equivalents	(15,851,093)	(805,322)	(63,548,217)	37,359,366
Effects of foreign exchange on cash balances	(88,252)	(4,484)	(2,132,542)	16,804,267
Cash and cash equivalents at the beginning of the period	97,851,754	4,971,409	163,532,513	109,368,880
Cash and cash equivalents at the end of the period (Note 9)	$ 81,912,409	$ 4,161,603	$ 97,851,754	$ 163,532,513